Vessels - Vessel Deliveries (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Vessel details
Total cost capitalized	$ 532,121	$ 545,684
Kassos
Vessel details
Date of operation	Jan. 11, 2011
Year Built	2010
Size (dwt)	6,256
Total cost capitalized		13,498
Ios
Vessel details
Date of operation	Mar. 02, 2011
Year Built	2010
Size (dwt)	4,620
Total cost capitalized		12,158
Tilos
Vessel details
Date of operation	Apr. 27, 2011
Year Built	2011
Size (dwt)	6,263
Total cost capitalized		13,174
Anafi
Vessel details
Date of operation	May 10, 2011
Year Built	2011
Size (dwt)	4,584
Total cost capitalized		11,798
Montana
Vessel details
Date of operation	May 26, 2011
Year Built	2011
Size (dwt)	4,319
Total cost capitalized		10,320
Halki
Vessel details
Date of operation	Oct. 01, 2011
Year Built	2011
Size (dwt)	6,256
Total cost capitalized		13,435
Sikinos
Vessel details
Date of operation	Nov. 09, 2011
Year Built	2011
Size (dwt)	4,595
Total cost capitalized		12,000
Florida
Vessel details
Date of operation	Nov. 15, 2011
Year Built	2011
Size (dwt)	1,533
Total cost capitalized		453
Symi
Vessel details
Date of operation	May 23, 2012
Year Built	2012
Size (dwt)	6,256
Total cost capitalized	13,855
Vessels delivered within the year
Vessel details
Total cost capitalized		$ 86,836